SHAREHOLDERS' EQUITY (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2008	Dec. 31, 2007
Outstanding- Number of options	1,355,879
Granted - Number of options	0		100,000	825,000
Exercised - Number of options	(136,708)
Forfeited - Number of options	(61,786)
Outstanding- Number of options	1,157,385	1,355,879
Exercisable - Number of options	791,797
Vested and expected to vest - Number of options	1,117,531
Outstanding - Weighted average exercise price	$ 2.31
Granted - Weighted average exercise price	$ 0
Exercised - Weighted average exercise price	$ 2.53
Forfeited - Weighted average exercise price	$ 2.13
Outstanding - Weighted average exercise price	$ 2.74	$ 2.31
Exercisable - Weighted average exercise price	$ 2.54
Vested and expected to vest - Weighted average exercise price	$ 2.7
Outstanding - Weighted average remaining contractual term (in years)	5 years 10 months 13 days	6 years 5 months 16 days
Exercisable - Weighted average remaining contractual term (in years)	4 years 10 months 10 days
Vested and expected to vest - Weighted average remaining contractual term (in years)	5 years 9 months 7 days
Outstanding - Aggregate intrinsic value	$ 3,416
Outstanding - Aggregate intrinsic value	2,298	3,416
Exercisable - Aggregate intrinsic value	1,738
Vested and expected to vest - Aggregate intrinsic value	$ 2,261